Contingencies (Intellectual Property) (Narrative) (Details) (Intellectual Property)	12 Months Ended
Dec. 31, 2014 increase
Intellectual Property
Loss Contingencies [Line Items]
Number of times damages may be increased in cases of willful infringement	3